UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 4.2%
Automobiles & Components – 0.1%
19,109	General Motors Co.	$ 716,588
3,690	Lear Corp.	408,926
8,878	Visteon Corp.*	855,839

		1,981,353

Banks – 0.1%
30,430	Citizens Financial Group, Inc.	734,276
31,961	Regions Financial Corp.	302,032
22,581	Synovus Financial Corp.	632,494
16,726	Wells Fargo & Co.	909,894

		2,578,696

Capital Goods – 0.1%
2,179	3M Co.	359,426
3,672	Graco, Inc.	264,972
22,711	MRC Global, Inc.*	269,125
23,011	Quanta Services, Inc.*	656,504
12,620	Spirit AeroSystems Holdings, Inc. Class A*	658,890
6,568	United Rentals, Inc.*	598,739

		2,807,656

Commercial & Professional Services – 0.1%
10,292	Clean Harbors, Inc.*	584,380
10,831	KAR Auction Services, Inc.	410,820
20,080	Pitney Bowes, Inc.	468,265
6,207	Waste Connections, Inc.	298,805

		1,762,270

Consumer Durables & Apparel – 0.1%
2,479	Harman International Industries, Inc.	331,269
8,741	Jarden Corp.*	462,399
208	NVR, Inc.*	276,361
1,661	Whirlpool Corp.	335,622

		1,405,651

Consumer Services – 0.1%
497	Chipotle Mexican Grill, Inc.*	323,318
31,958	H&R Block, Inc.	1,024,893

		1,348,211

Diversified Financials – 0.3%
64,101	Ally Financial, Inc.*	1,344,839
9,446	Berkshire Hathaway, Inc. Class B*	1,363,247
10,424	E*TRADE Financial Corp.*	297,657
40,669	Interactive Brokers Group, Inc. Class A	1,383,559
3,642	Moody’s Corp.	378,040
47,766	NorthStar Asset Management Group, Inc.	1,114,858

		5,882,200

Shares	Description	Value
Common Stocks – (continued)
Energy – 0.3%
9,038	Baker Hughes, Inc.	$ 574,636
7,793	Cheniere Energy, Inc.*	603,178
2,462	Cimarex Energy Co.	283,352
3,715	Concho Resources, Inc.*	430,643
4,182	Devon Energy Corp.	252,216
4,223	EOG Resources, Inc.	387,207
19,809	Gulfport Energy Corp.*	909,431
22,976	Kinder Morgan, Inc.	966,371
20,584	Memorial Resource Development Corp.*	365,160
101,515	Peabody Energy Corp.	499,454
3,080	Pioneer Natural Resources Co.	503,611
230,734	SandRidge Energy, Inc.*	410,706
4,612	Schlumberger Ltd.	384,825
9,558	The Williams Companies, Inc.	483,539

		7,054,329

Food & Staples Retailing – 0.1%
5,266	Walgreens Boots Alliance, Inc.	445,925
12,501	Whole Foods Market, Inc.	651,052

		1,096,977

Food, Beverage & Tobacco – 0.0%
2,716	Constellation Brands, Inc. Class A*	315,626

Health Care Equipment & Services – 0.3%
8,024	Alere, Inc.*	392,374
3,976	Becton, Dickinson and Co.	570,877
34,512	Brookdale Senior Living, Inc.*	1,303,173
5,878	Cardinal Health, Inc.	530,607
9,991	Community Health Systems, Inc.*	522,330
4,278	Express Scripts Holding Co.*	371,202
6,657	HCA Holdings, Inc.*	500,806
4,213	Henry Schein, Inc.*	588,219
1,760	Humana, Inc.	313,315
13,077	Quest Diagnostics, Inc.	1,004,967
2,343	UnitedHealth Group, Inc.	277,153
4,050	Zimmer Holdings, Inc.	475,956

		6,850,979

Insurance – 0.1%
23,852	American International Group, Inc.	1,306,851
13,171	Assured Guaranty Ltd.	347,583
9,823	FNF Group	361,093
450	Markel Corp.*	346,032
6,562	MetLife, Inc.	331,709

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
6,252	The Hartford Financial Services Group, Inc.	$ 261,459

		2,954,727

Materials – 0.1%
1,791	Air Products & Chemicals, Inc.	270,942
1,238	CF Industries Holdings, Inc.	351,196
4,845	Compass Minerals International, Inc.	451,602
3,324	Monsanto Co.	374,083
16,266	Newmont Mining Corp.	353,135
21,296	Owens-Illinois, Inc.*	496,623
3,917	Rock-Tenn Co. Class A	252,647
4,117	The Scotts Miracle-Gro Co. Class A	276,539

		2,826,767

Media – 0.1%
5,740	Comcast Corp. Class A	324,138
10,242	Liberty Media Corp. Series C*	391,244
2,312	The Walt Disney Co.	242,506
3,448	Time Warner, Inc.	291,149

		1,249,037

Pharmaceuticals, Biotechnology & Life Sciences – 0.4%
4,794	Actavis PLC*	1,426,930
2,092	Alexion Pharmaceuticals, Inc.*	362,544
923	Biogen, Inc.*	389,727
4,987	Celgene Corp.*	574,901
3,257	Endo International PLC*	292,153
8,377	Gilead Sciences, Inc.*	822,035
2,875	Jazz Pharmaceuticals PLC*	496,771
6,775	Johnson & Johnson	681,565
4,545	Merck & Co., Inc.	261,247
6,588	Mylan NV*	390,998
30,161	Pfizer, Inc.	1,049,301
6,780	Pharmacyclics, Inc.*	1,735,341
6,233	Zoetis, Inc.	288,526

		8,772,039

Real Estate – 0.2%
51,316	American Capital Agency Corp. (REIT)	1,094,570
36,073	American Realty Capital Properties, Inc. (REIT)	355,319
1,981	Jones Lang LaSalle, Inc.	337,562
66,727	NorthStar Realty Finance Corp. (REIT)	1,209,093
14,735	Starwood Property Trust, Inc. (REIT)	358,061

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
5,684	The Howard Hughes Corp.*	$ 881,134

		4,235,739

Retailing – 0.2%
696	Amazon.com, Inc.*	258,982
4,146	Dollar General Corp.*	312,526
3,740	Dollar Tree, Inc.*	303,482
128,170	J.C. Penney Co., Inc.*	1,077,910
31,714	Liberty Interactive Corp. Series A*	925,732
13,340	Liberty Ventures Series A*	560,413
12,790	LKQ Corp.*	326,912
295	The Priceline Group, Inc.*	343,424

		4,109,381

Semiconductors & Semiconductor Equipment – 0.2%
17,997	Lam Research Corp.	1,264,019
6,475	Microchip Technology, Inc.	316,628
31,095	Micron Technology, Inc.*	843,607
5,780	Skyworks Solutions, Inc.	568,116

		2,992,370

Software & Services – 0.6%
7,727	Cognizant Technology Solutions Corp. Class A*	482,087
3,111	DST Systems, Inc.	344,419
7,279	eBay, Inc.*	419,853
1,879	Equinix, Inc. (REIT)	437,525
19,023	Facebook, Inc. Class A*	1,563,976
18,220	FireEye, Inc.*	715,135
2,107	Google, Inc. Class A*	1,168,753
1,234	Google, Inc. Class C*	676,232
23,642	Informatica Corp.*	1,036,820
1,915	LinkedIn Corp. Class A*	478,482
11,212	Mastercard, Inc. Class A	968,605
25,778	Microsoft Corp.	1,048,005
7,963	Oracle Corp.	343,603
80,623	Pandora Media, Inc.*	1,306,899
5,903	Rackspace Hosting, Inc.*	304,536
19,953	VeriFone Systems, Inc.*	696,160
7,256	Visa, Inc. Class A	474,615
6,610	Yahoo!, Inc.*	293,715

		12,759,420

Technology Hardware & Equipment – 0.4%
26,154	Apple, Inc.	3,254,342
9,138	Cisco Systems, Inc.	251,523
25,032	Corning, Inc.	567,726
5,352	EchoStar Corp. Class A*	276,805
22,498	EMC Corp.	575,049

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
10,054	Ingram Micro, Inc. Class A*	$ 252,557
4,719	IPG Photonics Corp.*	437,451
16,061	Jabil Circuit, Inc.	375,506
19,404	JDS Uniphase Corp.*	254,581
11,982	NCR Corp.*	353,589
5,614	Palo Alto Networks, Inc.*	820,093
3,830	QUALCOMM, Inc.	265,572
14,474	Tech Data Corp.*	836,163
5,555	Zebra Technologies Corp. Class A*	503,922

		9,024,879

Telecommunication Services – 0.1%
11,628	SBA Communications Corp. Class A*	1,361,639

Transportation – 0.2%
1,930	Amerco, Inc.	637,672
22,374	American Airlines Group, Inc.	1,180,900
4,278	Avis Budget Group, Inc.*	252,466
11,282	Copa Holdings SA Class A	1,139,143
16,605	Delta Air Lines, Inc.	746,561
1,471	FedEx Corp.	243,377
3,535	Union Pacific Corp.	382,876

		4,582,995

Utilities – 0.0%
5,519	American Water Works Co., Inc.	299,185

TOTAL COMMON STOCKS		$ 88,252,126

Exchange Traded Funds – 8.3%
357,053	Energy Select Sector SPDR Fund	$ 27,700,172
483,728	Health Care Select Sector SPDR Fund	35,070,280
2,649,113	Vanguard FTSE Emerging Markets Fund	108,269,248

TOTAL EXCHANGE TRADED FUND		$ 171,039,700

Shares	Distribution Rate	Value
Investment Company(a)(b) – 77.7%
Goldman Sachs Financial Square Government Fund – FST Shares
1,605,996,868	0.006%	$1,605,996,868

TOTAL INVESTMENTS – 90.2%		1,865,288,694

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.8%		202,588,715

NET ASSETS – 100.0%		$2,067,877,409

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investment Abbreviations:
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNY	— Chinese Yuan
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

UBS AG	CHF/USD	04/23/15	$628,249	$42
	CNY/USD	04/24/15	3,039,268	6,467
	HUF/USD	04/23/15	515,065	290
	INR/USD	04/24/15	5,568,528	13,849
	JPY/USD	04/23/15	717,293	56
	PLN/USD	04/23/15	221,499	151
	RUB/USD	04/24/15	4,835,629	85,303
	USD/AUD	04/23/15	10,360,375	181,875
	USD/BRL	04/24/15	24,922	160
	USD/CAD	04/23/15	12,582,286	76,585
	USD/CZK	04/23/15	5,290,885	35,784
	USD/EUR	04/23/15	26,587,794	72,607
	USD/GBP	04/23/15	15,484,408	66,251
	USD/IDR	04/24/15	13,667	80
	USD/MXN	04/23/15	5,728,202	70,340
	USD/NOK	04/23/15	3,796,126	415
	USD/NZD	04/23/15	8,713,200	84,642
	USD/SEK	04/23/15	52,269	718
	USD/ZAR	04/23/15	4,151,762	19,050

TOTAL				$714,665

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

UBS AG	AUD/USD	04/23/15	$4,016,357	$(119,462)
	BRL/USD	04/24/15	274,143	(4,806)
	CAD/USD	04/23/15	4,578,247	(61,927)
	CHF/USD	04/23/15	1,246,200	(15,526)
	CZK/USD	04/23/15	1,201,765	(24,386)
	EUR/USD	04/23/15	1,720,893	(26,618)
	GBP/USD	04/23/15	1,334,863	(2,200)
	HUF/USD	04/23/15	1,473,658	(28,809)
	IDR/USD	04/24/15	3,594,337	(20,953)
	JPY/USD	04/23/15	4,153,624	(23,191)
	KRW/USD	04/24/15	2,540,273	(11,445)
	MXN/USD	04/23/15	2,602,240	(45,580)
	NOK/USD	04/23/15	1,054,479	(23,062)
	NZD/USD	04/23/15	3,998,524	(77,653)
	PLN/USD	04/23/15	1,914,383	(22,346)
	RUB/USD	04/24/15	8,498	(147)
	SEK/USD	04/23/15	592,372	(6,966)
	SGD/USD	04/23/15	3,969,258	(12,428)
	TWD/USD	04/24/15	3,476,489	(6,511)
	USD/BRL	04/24/15	3,077,882	(24,869)
	USD/CAD	04/23/15	157,870	(19)
	USD/CHF	04/23/15	5,139,286	(28,282)
	USD/CZK	04/23/15	187,288	(314)
	USD/EUR	04/23/15	451,734	(641)
	USD/HUF	04/23/15	4,406,666	(53,623)
	USD/JPY	04/23/15	12,644,366	(37,591)
	USD/KRW	04/24/15	6,161,513	(18,789)
	USD/MXN	04/23/15	556,454	(667)
	USD/NZD	04/23/15	208,878	(94)
	USD/PLN	04/23/15	4,746,404	(59,781)
	USD/SEK	04/23/15	5,871,452	(29,346)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

UBS AG (continued)	USD/SGD	04/23/15	$10,469,372	$(83,262)
	USD/TWD	04/24/15	9,738,011	(58,603)
	USD/ZAR	04/23/15	103,506	(92)
	ZAR/USD	04/23/15	1,621,603	(35,096)

TOTAL				$(965,085)

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Bank Bill	103	June 2015	$78,070,716	$76,733
90 Day Bank Bill	103	September 2015	78,095,628	138,745
90 Day Bank Bill	103	December 2015	78,101,380	76,024
90 Day Eurodollar	36	June 2015	8,970,300	1,279
90 Day Eurodollar	101	September 2015	25,128,800	31,756
90 Day Eurodollar	176	December 2015	43,711,800	52,221
90 Day Eurodollar	202	March 2016	50,075,800	71,636
90 Day Eurodollar	202	June 2016	49,979,850	67,745
90 Day Eurodollar	162	September 2016	40,003,875	63,095
90 Day Eurodollar	162	December 2016	39,930,975	50,917
90 Day Eurodollar	163	March 2017	40,118,375	31,493
90 Day Sterling	70	June 2015	12,903,169	46,001
90 Day Sterling	72	September 2015	13,270,496	76,990
90 Day Sterling	85	December 2015	15,657,101	100,489
90 Day Sterling	105	March 2016	19,321,658	113,314
90 Day Sterling	106	June 2016	19,482,085	69,692
90 Day Sterling	106	September 2016	19,458,501	57,437
90 Day Sterling	107	December 2016	19,618,262	40,248
90 Day Sterling	107	March 2017	19,600,405	14,989
Brent Crude Futures	(37)	June 2015	(2,111,960)	10,730
CAC 40 Index	68	April 2015	3,682,172	12,088
Copper Futures	(11)	July 2015	(754,188)	14,270
Corn Futures	(122)	July 2015	(2,343,925)	98,247
Crude Oil Futures	(51)	May 2015	(2,516,340)	(2,866)
DAX Index	17	June 2015	5,488,573	36,282
EURO STOXX 50 Index	171	June 2015	6,676,238	77,803
Euro-Bobl	314	June 2015	43,699,256	72,913
Euro-Bund	209	June 2015	35,677,698	26,820
Euro-Schatz	186	June 2015	22,244,610	10,360
FTSE 100 Index	69	June 2015	6,885,394	(113,295)
FTSE/MIB Index	24	June 2015	2,944,206	69,466
Gas Oil Futures	(37)	June 2015	(1,942,500)	5,476
Gasoline RBOB Futures	(18)	May 2015	(1,329,275)	20,233
Gold 100 oz. Futures	(49)	June 2015	(5,797,680)	57,965
Hang Seng Index	32	April 2015	5,149,001	68,367
IBEX 35 Index	26	April 2015	3,212,286	138,571
KOSPI 200 Index	19	June 2015	2,205,778	(13,700)
LME Lead Futures	67	April 2015	3,057,294	99,768
LME Lead Futures	(67)	April 2015	(3,057,294)	49,893
LME Lead Futures	103	May 2015	4,687,144	(20,238)
LME Lead Futures	(103)	May 2015	(4,687,144)	(160,812)
LME Lead Futures	14	June 2015	637,175	(8,302)
LME Lead Futures	(55)	June 2015	(2,503,188)	18,433
LME Nickel Futures	47	May 2015	3,487,494	(507,782)
LME Nickel Futures	(47)	May 2015	(3,487,494)	563,884
LME Nickel Futures	(27)	July 2015	(2,008,800)	232,083
LME Primary Aluminum Futures	128	May 2015	5,693,600	(49,753)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

LME Primary Aluminum Futures	(128)	May 2015	$(5,693,600)	$151,271
LME Primary Aluminum Futures	2	July 2015	89,488	183
LME Primary Aluminum Futures	(89)	July 2015	(3,982,194)	(30,822)
LME Zinc Futures	105	May 2015	5,455,406	(40,990)
LME Zinc Futures	(105)	May 2015	(5,455,406)	41,177
LME Zinc Futures	16	July 2015	833,600	(2,975)
LME Zinc Futures	(62)	July 2015	(3,230,200)	2,954
Long Gilt	61	June 2015	10,926,353	(37,424)
NASDAQ 100 E-mini Index	193	June 2015	16,711,870	(151,508)
Natural Gas Futures	(78)	May 2015	(2,098,980)	94,155
NY Harbor USLD Futures	(26)	May 2015	(1,874,309)	(655)
Russell 2000 Mini Index	1,109	June 2015	138,503,010	2,527,045
S&P 500 E-Mini Index	(1,647)	June 2015	(169,706,880)	540,583
S&P Mid Cap 400 E-mini Index	32	June 2015	4,863,360	104,233
S&P/TSX 60 Index	25	June 2015	3,415,973	(7,910)
Silver Futures	(11)	July 2015	(915,200)	18,560
Soybean Futures	(92)	July 2015	(4,497,650)	33,857
Sugar #11 (World) Futures	(264)	June 2015	(3,565,901)	190,747
TSE TOPIX Index	43	June 2015	5,533,873	126,151
U.S. Long Bond	88	June 2015	14,421,000	4,144
2 Year U.S. Treasury Notes	309	June 2015	67,719,281	191,730
5 Year U.S. Treasury Notes	172	June 2015	20,676,281	100,623
10 Year Canadian Government Bonds	114	June 2015	12,847,783	(42,877)
10 Year Japanese Government Bonds	19	June 2015	23,322,466	(97,810)

TOTAL				$5,702,150

SWAP CONTRACTS — At March 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on March 31, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index	$124,670	5.000%	06/20/20	3.427%	$8,935,711	$4,686

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	MXNAMD Spot Exchange Rate	$371,053	(0.140)	05/27/15	$(6,466,896)
	Russell Top 200 Growth Index Total Return	57,229	(0.142)	06/24/15	(1,247,620)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a) (continued)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG (continued)	Russell Top 200 Value Index Total Return	$57,229	0.142	06/24/15	$973,016

TOTAL					$(6,741,500)

(a)	The Fund receives weekly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative weekly return of such Referenced Obligation.
(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

WRITTEN OPTIONS CONTRACTS — At March 31, 2015, the Fund had the following written options:

Put Options	Number of Contracts	Exercise Rate	Expiration Month	Value

S&P 500 Index	96	$1,800	April 2015	$(3,360)
	93	1,825	April 2015	(4,650)
	90	1,850	April 2015	(5,850)
	88	1,875	April 2015	(7,920)
	86	1,900	April 2015	(10,320)
	84	1,925	April 2015	(16,800)
	82	1,950	April 2015	(26,240)
	79	1,975	April 2015	(39,105)
	77	2,000	April 2015	(61,600)
	129	1,900	May 2015	(111,585)
	126	1,925	May 2015	(138,222)
	123	1,950	May 2015	(178,965)
	120	1,975	May 2015	(220,800)
	117	2,000	May 2015	(272,025)
	114	2,025	May 2015	(302,670)
	111	2,050	May 2015	(407,370)
	108	2,075	May 2015	(483,840)
	106	2,100	May 2015	(614,800)
	115	1,875	June 2015	(199,985)
	112	1,900	June 2015	(205,968)
	109	1,925	June 2015	(251,027)
	107	1,950	June 2015	(297,995)
	104	1,975	June 2015	(337,064)
	101	2,000	June 2015	(404,000)
	99	2,025	June 2015	(456,390)
	96	2,050	June 2015	(523,680)
	94	2,075	June 2015	(592,200)
	92	2,100	June 2015	(692,300)

Total (Premiums Received $8,734,849)	2,858			$(6,866,731)

For the period ended March 31, 2015, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2014	$2,773	$7,265,961

Contracts written	3,079	9,339,108
Contracts bought to close	(281)	(832,159)
Contracts expired	(2,713)	(7,038,061)

Contracts Outstanding March 31, 2015	$2,858	$8,734,849

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,864,745,218

Gross unrealized gain	11,119,613
Gross unrealized loss	(10,576,137)

Net unrealized security gain	$543,476

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 12.7%
Collateralized Mortgage Obligations – 4.5%
Agency Multi-Family(a) – 2.6%
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2
$5,500,000	4.084%	11/25/20	$ 6,119,998
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
16,400,000	3.034	10/25/20	17,446,487

			23,566,485

Regular Floater(a)(c) – 0.9%
FDIC Guaranteed Notes Trust Series 2010-S1, Class 1A(b)
152,262	0.728	02/25/48	151,854
FHLMC REMIC Series 3371, Class FA
463,810	0.782	09/15/37	468,998
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
504,494	0.526	12/07/20	505,351
National Credit Union Administration Guaranteed Notes Series 2010-R1, Class 1A
686,908	0.630	10/07/20	690,315
National Credit Union Administration Guaranteed Notes Series 2010-R2, Class 1A
937,929	0.548	11/06/17	939,798
National Credit Union Administration Guaranteed Notes Series 2011-R2, Class 1A
2,096,339	0.578	02/06/20	2,103,136
National Credit Union Administration Guaranteed Notes Series 2011-R3, Class 1A
1,396,445	0.580	03/11/20	1,400,972
National Credit Union Administration Guaranteed Notes Series 2011-R4, Class 1A
1,082,186	0.558	03/06/20	1,084,215
National Credit Union Administration Guaranteed Notes Series 2011-R5, Class 1A
746,844	0.554	04/06/20	747,311
National Credit Union Administration Guaranteed Notes Series 2011-R6, Class 1A
223,978	0.555	05/07/20	224,021

			8,315,971

Sequential Fixed Rate – 1.0%
FHLMC REMIC Series 2755, Class ZA
861,707	5.000	02/15/34	953,987
FHLMC REMIC Series 4273, Class PD
3,010,576	6.500	11/15/43	3,503,497
FNMA REMIC Series 2012-111, Class B
1,065,030	7.000	10/25/42	1,234,249
FNMA REMIC Series 2012-153, Class B
3,280,175	7.000	07/25/42	3,799,179
National Credit Union Administration Guaranteed Notes Series 2010-R1, Class 2A(c)
46,109	1.840	10/07/20	46,226

			9,537,138

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$41,419,594

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 8.2%
Adjustable Rate FNMA(a) – 0.2%
$1,301,253	2.425%	05/01/33	$ 1,385,007
813,774	2.431	10/01/36	870,357

			2,255,364

FHLMC – 1.8%
324	5.000	09/01/16	341
2,621	5.000	11/01/16	2,754
690	5.000	12/01/16	725
4,671	5.000	01/01/17	4,907
5,714	5.000	01/01/18	5,960
62,249	5.000	02/01/18	65,034
41,632	5.000	03/01/18	43,570
27,809	5.000	04/01/18	29,106
18,537	5.000	05/01/18	19,419
14,656	5.000	06/01/18	15,368
30,862	5.000	07/01/18	32,428
8,766	5.000	08/01/18	9,189
4,505	5.000	10/01/18	4,743
8,903	5.000	11/01/18	9,372
680	5.000	02/01/19	718
160,372	5.500	01/01/20	171,568
105,966	5.000	11/01/25	117,387
325,973	5.000	08/01/28	361,039
17,426	5.000	01/01/33	19,355
2,649	5.000	03/01/33	2,947
13,545	5.000	04/01/33	15,072
4,816	5.000	05/01/33	5,359
9,366	5.000	06/01/33	10,422
56,872	5.000	07/01/33	63,283
77,178	5.000	08/01/33	85,893
7,141	5.000	09/01/33	7,946
16,046	5.000	10/01/33	17,855
45,128	5.000	11/01/33	50,215
17,320	5.000	12/01/33	19,272
17,055	5.000	01/01/34	18,977
60,266	5.000	02/01/34	67,047
22,969	5.000	03/01/34	25,542
45,727	5.000	04/01/34	50,850
64,431	5.000	05/01/34	71,693
776,768	5.000	06/01/34	864,697
11,098	5.000	11/01/34	12,342
227,437	5.000	04/01/35	253,076
4,116,669	5.000	07/01/35	4,577,893
36,993	5.000	11/01/35	41,163
139,716	5.000	03/01/36	155,554
76,340	5.000	03/01/37	84,528
147,069	5.000	12/01/37	162,842
335,252	5.000	02/01/38	371,280
937,842	5.000	03/01/38	1,038,626
458,594	5.000	07/01/38	507,877
459,284	5.000	11/01/38	508,641
1,050,764	5.000	12/01/38	1,163,460
569,678	5.000	01/01/39	630,898
134,944	5.000	02/01/39	149,446
3,155,266	7.000	02/01/39	3,688,236
941,917	5.000	06/01/41	1,042,939

			16,678,854

FNMA – 6.2%
32,344	5.000	03/01/18	33,765

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$114,562	5.000%	04/01/18	$ 119,860
1,483	5.500	01/01/19	1,559
35,812	5.500	02/01/19	37,843
35,467	5.500	03/01/19	37,574
24,367	5.500	04/01/19	25,639
14,841	5.500	05/01/19	15,613
72,170	5.500	06/01/19	76,300
202,750	5.500	07/01/19	214,057
187,006	5.500	08/01/19	198,490
163,487	5.500	09/01/19	173,535
43,576	5.500	10/01/19	46,346
49,843	5.500	11/01/19	53,110
96,778	5.500	12/01/19	102,816
6,284	5.500	01/01/20	6,783
3,738	5.500	06/01/20	3,971
1,012,416	5.500	07/01/20	1,082,679
12,186	6.000	03/01/34	14,059
207,735	5.000	07/01/34	231,959
44,268	6.000	08/01/34	51,058
404,104	6.000	08/01/35	461,385
218,055	6.000	09/01/35	248,964
162,154	6.000	10/01/35	185,139
216,305	6.000	11/01/35	246,966
653,149	6.000	03/01/36	745,179
392,803	6.000	05/01/36	447,560
5,437	6.000	06/01/36	6,195
13,079	6.000	07/01/36	14,902
591,768	6.000	09/01/36	674,261
430,787	6.000	10/01/36	490,839
834,578	6.000	11/01/36	950,918
569,023	6.000	12/01/36	648,344
2,421,602	6.000	01/01/37	2,759,170
568,792	6.000	02/01/37	647,939
309,968	6.000	03/01/37	353,099
5,052	6.000	04/01/37	5,755
1,635,766	6.000	05/01/37	1,863,379
708,747	6.000	06/01/37	807,367
1,270,512	6.000	07/01/37	1,455,870
2,560,252	6.000	08/01/37	2,918,644
706,553	6.000	09/01/37	804,867
730,488	6.000	10/01/37	832,233
198,996	5.000	11/01/37	221,424
189,610	6.000	11/01/37	218,706
1,289,386	6.000	12/01/37	1,468,798
2,297,268	6.000	01/01/38	2,617,043
584,620	6.000	02/01/38	666,076
1,821,536	6.000	03/01/38	2,075,119
51,591	6.000	04/01/38	58,779
6,411,283	6.000	05/01/38	7,303,753
635,673	6.000	08/01/38	724,242
10,073	6.000	09/01/38	11,484
4,260,761	6.000	10/01/38	4,856,419
529,283	6.000	11/01/38	602,930
794,965	6.000	12/01/38	905,756
12,866	6.000	01/01/39	14,656
1,942,131	7.000	03/01/39	2,248,806
437,066	6.000	07/01/39	497,882
22,052	4.000	08/01/39	23,573
1,755,505	6.000	09/01/39	1,999,880
392,546	6.000	10/01/39	447,241
41,204	4.500	02/01/40	44,899

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$1,716,718	6.000%	07/01/40	$ 1,955,591
968,000	6.000	10/01/40	1,102,693
1,291,514	6.000	04/01/41	1,471,222
1,180,905	6.000	05/01/41	1,345,222
473,253	5.000	07/01/41	527,371
299,950	4.500	08/01/41	328,668
3,000,000	6.000%	TBA-30yr(d)	3,420,937

			57,255,161

TOTAL FEDERAL AGENCIES			$ 76,189,379

TOTAL MORTGAGE-BACKED OBLIGATIONS			$117,608,973

Asset-Backed Securities(c) – 0.0%
Home Equity – 0.0%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$80,627	7.000%	09/25/37	$ 79,929
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1(a)
130,983	7.000	09/25/37	132,907

TOTAL ASSET-BACKED SECURITIES			$ 212,836

U.S. Treasury Obligations – 12.9%
United States Treasury Bonds
$1,100,000	2.750%	11/15/42	$ 1,143,868
11,800,000	3.625 (e)	08/15/43	14,417,005
5,650,000	3.750	11/15/43	7,057,810
7,200,000	3.625 (e)	02/15/44	8,807,688
4,900,000	3.375 (e)	05/15/44	5,742,947
5,700,000	3.000	11/15/44	6,245,033
2,400,000	2.500	02/15/45	2,378,616
United States Treasury Inflation-Protected Securities
7,059,164	2.500	07/15/16	7,416,499
United States Treasury Notes
3,900,000	1.500	05/31/19	3,941,574
7,500,000	1.625	08/31/19	7,608,300
6,300,000	1.750	09/30/19	6,420,456
4,000,000	1.250	01/31/20	3,978,400
9,000,000	1.375	02/29/20	9,001,350
6,100,000	1.375	03/31/20	6,099,756
6,600,000	2.000	10/31/21	6,734,375
4,600,000	2.125	12/31/21	4,728,432
6,000,000	1.500	01/31/22	5,920,380
4,400,000	1.750	03/31/22	4,409,988
7,200,000	2.250	11/15/24	7,400,376

TOTAL U.S. TREASURY OBLIGATIONS			$119,452,853

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a)(f) – 54.7%
Goldman Sachs Financial Square Government Fund – FST Shares
507,144,024	0.006%	$507,144,024

TOTAL INVESTMENTS – 80.3%		$744,418,686

OTHER ASSETS IN EXCESS OF LIABILITIES – 19.7%		183,119,434

NET ASSETS – 100.0%		$927,538,120

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $151,854, which represents approximately 0.0% of net assets as of March 31, 2015.

(c)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $3,420,937 which represents approximately 0.4% of net assets as of March 31, 2015.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Long Bond	(15)	June 2015	$(2,458,125)	$(23,237)
U.S. Ultra Long Treasury Bonds	(305)	June 2015	(51,811,875)	(413,291)
2 Year U.S. Treasury Notes	(153)	June 2015	(33,530,906)	(84,591)
5 Year U.S. Treasury Notes	(124)	June 2015	(14,906,156)	(71,149)
10 Year U.S. Treasury Notes	174	June 2015	22,429,688	148,837

TOTAL				$(443,431)

SWAP CONTRACTS — At March 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$17,200	(a)	06/17/17	3 Month LIBOR	1.250%	$(28,646)	$(77,246)
	38,400	(a)	06/17/20	3 Month LIBOR	2.250	(657,772)	(507,330)
	55,000	(a)	06/17/22	3 Month LIBOR	2.500	(1,466,662)	(854,014)
	6,400	(a)	06/17/30	3 Month LIBOR	2.250	183,786	(164,131)
	100		06/19/43	2.750%	3 Month LIBOR	(9,851)	18,297

TOTAL						$(1,979,145)	$(1,584,424)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2015.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	S&P GSCI 6 Month Forward Index	$10,186	(0.240)%	08/28/15	$(661,362)
		241,990	(0.240)	11/24/15	(15,712,422)
Macquarie Bank Ltd.	S&P GSCI 6 Month Forward Index	171,986	(0.250)	09/02/15	(11,168,438)
Merrill Lynch International	Merrill Lynch Commodity Index Extra GB6 Excess Return Index	265,872	(0.250)	05/21/15	(17,265,201)
Societe Generale SA	S&P GSCI 6 Month Forward Index	104,285	(0.230)	09/03 /15	(6,770,307)
UBS AG	S&P GSCI 6 Month Forward Index	191,041	(0.250)	08/27/15	(10,315,299)

TOTAL					$(61,893,029)

(a)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.
(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$734,460,055

Gross unrealized gain	10,285,360
Gross unrealized loss	(326,729)

Net unrealized security gain	$9,958,631

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 40.3%
Automobiles & Components – 1.7%
28,600	Bridgestone Corp.	$ 1,145,142
10,126	Compagnie Generale des Etablissements Michelin Class B	1,006,980
4,310	Continental AG	1,014,990
76,100	Daihatsu Motor Co. Ltd.	1,163,995
33,900	Fuji Heavy Industries Ltd.	1,125,352
55,400	Mazda Motor Corp.	1,122,506
124,900	Mitsubishi Motors Corp.	1,126,192
60,089	Pirelli & C. SpA	994,637
63,400	Sumitomo Rubber Industries Ltd.	1,168,675
37,100	Suzuki Motor Corp.	1,114,269
110,000	The Yokohama Rubber Co. Ltd.	1,133,886
61,400	Toyo Tire & Rubber Co. Ltd.	1,103,065

		13,219,689

Banks – 1.2%
1,538,036	Banca Monte dei Paschi di Siena SpA*	1,020,777
206,439	Banco Popular Espanol SA	1,009,724
16,533	BNP Paribas SA	1,005,967
72,690	Commerzbank AG*	998,847
68,257	Credit Agricole SA	1,003,034
213,000	Fukuoka Financial Group, Inc.	1,095,349
180,300	Mitsubishi UFJ Financial Group, Inc.	1,116,672
630,500	Mizuho Financial Group, Inc.	1,108,090
20,803	Societe Generale SA	1,004,411

		9,362,871

Capital Goods – 5.7%
100,943	AGCO Corp.	4,808,924
67,773	Dover Corp.	4,684,470
262,000	Ebara Corp.	1,102,999
83,607	Emerson Electric Co.	4,733,828
95,000	Mitsubishi Electric Corp.	1,127,791
82,700	Mitsui & Co. Ltd.	1,107,534
36,309	MRC Global, Inc.*	430,262
66,383	MSC Industrial Direct Co., Inc. Class A	4,792,853
99,645	Oshkosh Corp.	4,861,680
12,879	Schneider Electric SE	1,002,228
32,814	Snap-on, Inc.	4,825,627
20,150	W.W. Grainger, Inc.	4,751,571
68,768	WESCO International, Inc.*	4,806,195

		43,035,962

Commercial & Professional Services – 1.0%
19,443	Adecco SA (Registered)*	1,616,170
55,745	Manpowergroup, Inc.	4,802,432
17,086	Randstad Holding NV	1,035,752

		7,454,354

Consumer Durables & Apparel – 3.4%
12,735	adidas AG	1,005,598
59,600	Bandai Namco Holdings, Inc.	1,160,055
114,431	Coach, Inc.	4,740,876
57,817	Fossil Group, Inc.*	4,767,012
99,185	Garmin Ltd.	4,713,271

Shares	Description	Value
Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
5,726	LVMH Moet Hennessy Louis Vuitton SE	$ 1,007,679
84,200	Nikon Corp.	1,128,999
36,025	Ralph Lauren Corp.	4,737,287
86,000	Sekisui Chemical Co. Ltd.	1,115,849
3,636	The Swatch Group AG	1,537,689

		25,914,315

Consumer Services – 1.2%
246,269	Apollo Education Group, Inc. Class A*	4,659,410
142,470	DeVry Education Group, Inc.	4,752,799

		9,412,209

Diversified Financials – 0.4%
29,410	Deutsche Bank AG (Registered)	1,019,284
40,632	Waddell & Reed Financial, Inc. Class A	2,012,909

		3,032,193

Energy – 2.4%
69,252	Dril-Quip, Inc.*	4,736,144
57,916	Eni SpA	1,002,419
99,700	Inpex Corp.	1,098,573
95,983	National Oilwell Varco, Inc.	4,798,190
119,796	Oil States International, Inc.*	4,764,287
44,209	Statoil ASA	781,678
71,570	Tenaris SA	1,003,271

		18,184,562

Food & Staples Retailing – 0.4%
29,756	Carrefour SA	994,057
51,141	Koninklijke Ahold NV	1,007,778
14,700	Tsuruha Holdings, Inc.	1,125,307

		3,127,142

Food, Beverage & Tobacco – 1.1%
20,638	Carlsberg A/S Class B	1,701,735
27,800	Ezaki Glico Co. Ltd.	1,123,868
199,373	Pilgrim’s Pride Corp.	4,503,836
23,897	Unilever NV CVA	998,597

		8,328,036

Health Care Equipment & Services – 2.5%
30,250	Anthem, Inc.	4,670,902
26,629	Humana, Inc.	4,740,495
62,020	Quest Diagnostics, Inc.	4,766,237
71,819	St. Jude Medical, Inc.	4,696,963

		18,874,597

Household & Personal Products – 0.8%
80,599	Nu Skin Enterprises, Inc. Class A	4,852,866
62,400	Shiseido Co. Ltd.	1,106,979

		5,959,845

Materials – 1.0%
117,000	Asahi Kasei Corp.	1,117,306
79,756	Reliance Steel & Aluminum Co.	4,871,497

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
237,000	Tosoh Corp.	$ 1,193,765

		7,182,568

Media – 0.6%
130,224	Gannett Co., Inc.	4,828,706

Pharmaceuticals, Biotechnology & Life Sciences – 3.1%
70,500	Daiichi Sankyo Co. Ltd.	1,120,308
46,803	Gilead Sciences, Inc.*	4,592,778
47,111	Johnson & Johnson	4,739,367
132,191	Myriad Genetics, Inc.*	4,679,561
36,100	Otsuka Holdings Co. Ltd.	1,129,340
94,900	Sumitomo Dainippon Pharma Co. Ltd.	1,124,017
46,400	Tsumura & Co.	1,145,903
27,331	United Therapeutics Corp.*	4,712,821

		23,244,095

Retailing – 2.4%
142,840	Abercrombie & Fitch Co. Class A	3,148,194
336,212	Ascena Retail Group, Inc.*	4,878,436
62,644	Bed Bath & Beyond, Inc.*	4,809,493
123,231	GameStop Corp. Class A	4,677,849
11,300	Shimamura Co. Ltd.	1,046,615

		18,560,587

Semiconductors & Semiconductor Equipment – 1.2%
147,723	Intel Corp.	4,619,298
177,212	Micron Technology, Inc.*	4,807,762

		9,427,060

Software & Services – 4.4%
14,434	AtoS	993,581
146,396	CA, Inc.	4,773,973
12,123	Cap Gemini SA	994,590
63,800	Dena Co. Ltd.	1,248,797
167,200	Gree, Inc.	1,163,382
115,381	Microsoft Corp.	4,690,814
131,127	PTC, Inc.*	4,742,864
202,404	Symantec Corp.	4,729,169
110,680	Teradata Corp.*	4,885,415
375,468	Xerox Corp.	4,824,764

		33,047,349

Technology Hardware & Equipment – 4.7%
7,100	Avnet, Inc.	315,950
412,491	Brocade Communications Systems, Inc.	4,894,206
70,500	Brother Industries Ltd.	1,120,094
147,900	Citizen Holdings Co. Ltd.	1,133,573
188,671	EMC Corp.	4,822,431
41,514	F5 Networks, Inc.*	4,771,619
32,200	FUJIFILM Holdings Corp.	1,145,565
150,116	Hewlett-Packard Co.	4,677,615
109,600	Konica Minolta, Inc.	1,110,724
70,528	QUALCOMM, Inc.	4,890,411
103,900	Ricoh Co. Ltd.	1,129,750
4,533	SanDisk Corp.	288,389
51,254	Western Digital Corp.	4,664,627
103,900	Yokogawa Electric Corp.	1,119,370

		36,084,324

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – 0.8%
35,216	Belgacom SA	$ 1,232,148
18,100	Nippon Telegraph & Telephone Corp.	1,117,332
64,000	NTT DoCoMo, Inc.	1,118,465
61,747	Orange SA	991,630
855,408	Telecom Italia SpA*	1,001,599
38,893	Telenor ASA	784,876

		6,246,050

Transportation – 0.3%
31,894	Deutsche Post AG (Registered)	993,654
36,500	Japan Airlines Co. Ltd.	1,135,415

		2,129,069

TOTAL COMMON STOCKS		$306,655,583

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation – 4.3%
United States Treasury Inflation Indexed Bond
$32,701,543	0.250%	01/15/25	$ 32,987,682

Units	Description	Expiration Month	Value
Right – 0.0%
Telecommunication Services – 0.0%
67,346	Telefonica SA*	04/15	$ 10,862

Principal Amount	Interest Rate	Maturity Date	Value
Commodity Index Linked Structured Note(a)(b)(c)(d)(e) – 0.5%
JPMorgan Chase Bank, N.A.
$3,990,000	0.121%	04/29/16	$ 3,990,000

Shares	Distribution Rate		Value
Investment Company(e)(f) – 39.3%
Goldman Sachs Financial Square Government Fund – FST Shares
299,237,101	0.006%		$299,237,101

TOTAL INVESTMENTS – 84.4%			$642,881,228

OTHER ASSETS IN EXCESS OF LIABILITIES – 15.6%			118,782,362

NET ASSETS –100.0%			$761,663,590

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,990,000, which represents approximately 0.5% of net assets as of March 31, 2015.

(b)	Interest rate disclosed is contingent upon LIBOR as of March 31, 2015 minus a spread.

(c)

Security is linked to the Bloomberg Petroleum Sub Index Total Return (the “BCOMPETR”). The BCOMPETR is a commodity group sub index of the Bloomberg Commodity Index Total Return (the “BCI Total Return”). The BCOMPETR is composed of futures contracts on crude oil, heating oil, and unleaded gasoline.

(d)	These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

(f)	Represents an affiliated issuer.

Investment Abbreviation:
CVA	— Dutch Certification

Currency Abbreviations:
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	JPY/USD	06/17/15	$1,302,107	$1,936
	USD/CHF	06/17/15	1,073,565	4,192
	USD/DKK	06/17/15	5,658,105	80,883
	USD/EUR	06/17/15	28,954,657	279,895
	USD/NOK	06/17/15	5,611,621	121,010
	USD/SEK	06/17/15	3,801,589	56,866

TOTAL				$544,782

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	DKK/USD	06/17/15	$217,891	$(1,609)
	NOK/USD	06/17/15	297,304	(1,634)
	SEK/USD	06/17/15	17,439	(34)
	USD/CHF	06/17/15	5,832,349	(68,784)
	USD/JPY	06/17/15	54,120,917	(445,420)

TOTAL				$(517,481)

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	95	April 2015	$9,991,169	$(63,770)
Brent Crude Futures	(4)	May 2015	(224,840)	18,572
CAC 40 Index	500	April 2015	27,074,795	94,826
Cocoa Futures	9	May 2015	242,910	(7,447)
Coffee “C” Futures	(9)	May 2015	(448,538)	30,053
Corn Futures	(4)	May 2015	(75,250)	3,071
Cotton No. 2 Futures	(5)	May 2015	(157,750)	(3,845)
DAX Index	109	June 2015	35,191,440	51,413
Euro-Bund	61	June 2015	10,413,108	13,550
Feeder Cattle Futures	4	May 2015	433,800	15,013
FTSE 100 Index	208	June 2015	20,755,970	(7,704)
FTSE/MIB Index	(3)	June 2015	(368,026)	483
Gas Oil Futures	2	May 2015	104,800	(8,204)
Gasoline RBOB Futures	1	April 2015	74,340	(1,023)
Gold 100 oz. Futures	1	June 2015	118,320	(1,813)
Hang Seng Index	58	April 2015	9,332,564	218,208
Hard Red Winter Wheat Futures	(3)	May 2015	(83,888)	(3,168)
IBEX 35 Index	2	April 2015	247,099	199
Lean Hogs Futures	(11)	June 2015	(333,520)	12,817
Live Cattle Futures	3	June 2015	182,790	8,121
LME Copper Futures	1	April 2015	151,613	9,923
LME Copper Futures	(1)	April 2015	(151,613)	(8,414)
LME Copper Futures	1	May 2015	151,375	5,273
LME Lead Futures	6	April 2015	273,788	4,676
LME Lead Futures	(6)	April 2015	(273,788)	4,114
LME Lead Futures	3	May 2015	136,519	1,962
LME Lead Futures	(6)	May 2015	(273,038)	(3,874)
LME Nickel Futures	1	April 2015	74,088	(15,428)
LME Nickel Futures	(1)	April 2015	(74,088)	11,050
LME Nickel Futures	1	May 2015	74,202	(11,087)
LME Nickel Futures	(2)	May 2015	(148,404)	18,775

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

LME Primary Aluminum Futures	10	April 2015	$446,813	$(20,881)
LME Primary Aluminum Futures	(10)	April 2015	(446,813)	3,806
LME Primary Aluminum Futures	6	May 2015	266,888	(3,949)
LME Zinc Futures	10	April 2015	518,375	(20,394)
LME Zinc Futures	(10)	April 2015	(518,375)	(13,144)
LME Zinc Futures	10	May 2015	519,563	12,669
Long Gilt	212	June 2015	37,973,556	495,663
mini MSCI Emerging Markets Index Futures	319	June 2015	15,509,780	71,027
Natural Gas Futures	(4)	April 2015	(105,600)	9,389
NY Harbor ULSD Futures	3	April 2015	215,208	(19,753)
OMX Stockholm 30 Index	761	April 2015	14,650,674	116,971
Russell 2000 Mini Index	(4)	June 2015	(499,560)	(308)
S&P 500 E-mini Index	(330)	June 2015	(34,003,200)	(181,544)
S&P/TSX 60 Index	(77)	June 2015	(10,521,195)	(70,882)
Soybean Futures	(3)	May 2015	(145,988)	3,034
SPI 200 Index	(36)	June 2015	(4,034,765)	(6,779)
Sugar #11 (World) Futures	(16)	April 2015	(213,786)	31,312
TSE TOPIX Index	292	June 2015	37,578,855	59,391
Wheat Futures	(5)	May 2015	(127,938)	(953)
WTI Crude Oil Futures	(7)	April 2015	(333,200)	24,241
10 Year Australian Bonds	37	June 2015	3,738,920	10,270
10 Year Canadian Government Bonds	37	June 2015	4,169,895	18,227
10 Year Japanese Government Bonds	58	June 2015	71,194,897	(53,367)
10 Year U.S. Treasury Notes	1,666	June 2015	214,757,813	2,817,345

TOTAL				$3,667,713

SWAP CONTRACTS — At March 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on March 31, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Markit CDX Emerging Markets Index	$30,110	1.000%	06/20/20	3.215%	$(3,083,888)	$8,420
Markit CDX North America High Yield Index	74,440	5.000	06/20/20	3.427	5,288,307	126,840
Markit CDX North America Investment Grade Index	82,220	1.000	06/20/20	0.637	1,462,102	28,173

TOTAL					$3,666,521	$163,433

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	FTSE NAREIT Mortgage Index	$34,659	(0.267)%	06/23/16	$(204,691)
JPMorgan Chase Bank, N.A.	S&P GSCI Official Close Index	12,413	(0.120)	03/31/15	(845,814)

TOTAL					$(1,050,505)

(a)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.
(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$642,318,085

Gross unrealized gain	14,713,685
Gross unrealized loss	(14,150,542)

Net unrealized security gain	$563,143

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 93.8%
Goldman Sachs Financial Square Government Fund - FST Shares
27,431,889	0.006%	$27,431,889

TOTAL INVESTMENTS – 93.8%		$27,431,889

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.2%		1,810,949

NET ASSETS – 100.0%		$29,242,838

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At March 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Merrill Lynch International	Bloomberg Aluminum Subindex	$1,411	(0.180)%	04/29/15	$(27,251)
	Bloomberg Brent Crude Subindex	761	(0.180)	04/29/15	(54,781)
	Bloomberg Coffee Subindex	515	(0.180)	04/29/15	(27,975)
	Bloomberg Copper Subindex	490	(0.180)	04/29/15	8,757
	Bloomberg Corn Subindex	522	(0.180)	04/29/15	(22,641)
	Bloomberg Cotton Subindex	451	(0.180)	04/29/15	(12,775)
	Bloomberg Gold Subindex	2,840	(0.180)	04/29/15	(72,928)
	Bloomberg Heating Oil Subindex	1,352	(0.150)	04/29/15	(158,220)
	Bloomberg Kansas Wheat Subindex	353	(0.180)	04/29/15	12,855
	Bloomberg Lean Hogs Subindex	561	(0.200)	04/29/15	(36,649)
	Bloomberg Live Cattle Subindex	995	(0.200)	04/29/15	60,986
	Bloomberg Nickel Subindex	787	(0.180)	04/29/15	(96,395)
	Bloomberg Platinum Subindex	2,229	(0.180)	04/29/15	(83,509)
	Bloomberg Silver Subindex	545	(0.180)	04/29/15	1,230
	Bloomberg Soybean Meal Subindex	817	(0.180)	04/29/15	(37,350)
	Bloomberg Soybean Oil Subindex	835	(0.180)	04/29/15	(65,019)
	Bloomberg Soybean Subindex	1,100	(0.180)	04/29/15	(4,303)
	Bloomberg Sugar Subindex	1,169	(0.180)	04/29/15	(156,351)
	Bloomberg Unleaded Gasoline Subindex	1,372	(0.150)	04/29/15	(139,655)
	Bloomberg WTI Crude Oil Subindex	300	(0.150)	04/29/15	3,420
	Bloomberg Zinc Subindex	1,212	(0.180)	04/29/15	8,764
	Merrill Lynch Commodity index eXtra (Palladium) Excess Return	2,844	(0.180)	04/29/15	(292,654)
UBS AG	Bloomberg Soybean Subindex	260	(0.170)	09/16/15	1,055
	Bloomberg WTI Crude Oil Subindex	560	(0.130)	09/16/15	17,815

TOTAL					$(1,173,574)

(a)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.
(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$27,431,889

Gross unrealized gain	—
Gross unrealized loss	—

Net unrealized security loss	$—

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commodity Index Linked Structured Notes(a)(b)(c)(d) – 8.7%
JPMorgan Chase Bank, N.A.(e)
$500,000	0.055%	11/09/15	$ 676,129
610,000	0.062	11/24/15	798,930
640,000	0.107	01/26/16	901,848
60,000	0.055	02/09/16	63,403
500,000	0.061	02/29/16	498,802
1,330,000	0.070	04/12/16	1,179,522
UBS AG(f)
75,000	0.106	07/27/15	120,960
252,000	0.107	08/07/15	452,579
500,000	0.120	12/14/15	831,381
250,000	0.103	01/19/16	365,353
940,000	0.106	02/09/16	1,159,254
880,000	0.111	02/29/16	934,895

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES			$ 7,983,056

Shares	Distribution Rate	Value
Investment Company(d)(g) – 81.9%
Goldman Sachs Financial Square Government Fund - FST Shares
75,148,741	0.006%	$75,148,741

TOTAL INVESTMENTS – 90.6%		$83,131,797

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.4%		8,650,709

NET ASSETS – 100.0%		$91,782,506

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,938,056, which represents approximately 8.7% of net assets as of March 31, 2015.

(b)	Interest rate disclosed is contingent upon LIBOR as of March 31, 2015 minus a spread.

(c)	These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

(e)	Security is linked to the Bloomberg Industrial Metals Sub Index Total Return (the “BCOMINTR”), the Bloomberg Precious Metals Sub Index Total Return (the “BCOMPRTR”), and the Bloomberg Petroleum Sub Index Total Return (the “BCOMPETR”). The BCOMINTR, BCOMPRTR and BCOMPETR are commodity group sub-indices of the Bloomberg Commodity Index Total Return (the “BCI Total Return”). The BCOMINTR is composed of longer-dates futures contracts on aluminum, copper, nickel and zinc. The BCOMPRTR is composed of futures contracts on gold and silver. The BCOMPETR is composed of futures contracts on crude oil, heating oil, and unleaded gasoline.

(f)	Security is linked to the Bloomberg Grains Sub Index Total Return (the “BCOMGRTR”), the Bloomberg Livestock Sub Index Total Return (the “BCOMLITR”), and Bloomberg Softs Sub Index Total Return (the “BCOMSOTR”). The BCOMGRTR, BCOMLITR and BCOMSOTR are commodity group sub-indices of the Bloomberg Commodity Index Total Return (the “BCI Total Return”). The BCOMGRTR is composed of futures contracts on corn, soybeans and wheat. The BCOMLITR is composed of futures contracts on live cattle and lean hogs. The BCOMSOTR is composed of futures contracts on coffee, cotton and sugar.

(g)	Represents an affiliated issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	BRL/USD	05/05/15	$173,913	$753
	CHF/USD	06/17/15	260,133	2,906
	EUR/USD	06/17/15	942,910	1,450
	JPY/USD	06/17/15	43,821	21
	PLN/USD	06/17/15	126,343	11
	RUB/USD	06/17/15	224,965	69
	SEK/USD	06/17/15	104,050	239
	USD/AUD	06/17/15	2,199,301	27,989
	USD/BRL	04/02/15	1,723,300	161,843
	USD/BRL	05/05/15	1,708,072	32,985
	USD/CAD	06/17/15	2,571,280	9,623
	USD/CLP	06/17/15	3,482,792	29,638
	USD/COP	06/17/15	1,936,618	51,645
	USD/CZK	06/17/15	3,015,080	103,680
	USD/EUR	06/17/15	3,459,490	39,035
	USD/GBP	06/17/15	5,290,367	71,586
	USD/HUF	06/17/15	2,443,832	20,983
	USD/IDR	06/17/15	2,988,089	7,413
	USD/KRW	06/17/15	3,830,822	26,057
	USD/MXN	06/17/15	3,130,490	13,031
	USD/MYR	06/17/15	3,726,051	79,827
	USD/NOK	06/17/15	1,796,214	42,829
	USD/PLN	06/17/15	2,597,921	20,645
	USD/SEK	06/17/15	2,527,254	42,730
	USD/ZAR	06/17/15	2,530,093	58,229

TOTAL				$845,217

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	AUD/USD	06/17/15	$15,168	$(50)
	CAD/USD	06/17/15	152,226	(696)
	CLP/USD	06/17/15	270,354	(455)
	COP/USD	06/17/15	50,302	(176)
	CZK/USD	06/17/15	328,066	(15)
	EUR/USD	06/17/15	452,080	(4,473)
	GBP/USD	06/17/15	1,478,174	(9,978)
	HUF/USD	06/17/15	114,331	(211)
	IDR/USD	06/17/15	67,299	(81)
	INR/USD	06/17/15	3,851,338	(12,859)
	KRW/USD	06/17/15	233,806	(470)
	MXN/USD	06/17/15	326,093	(664)
	MYR/USD	06/17/15	273,030	(466)
	NOK/USD	06/17/15	86,714	(7)
	NZD/USD	06/17/15	905,315	(3,205)
	SEK/USD	06/17/15	41,271	(1,290)
	USD/CAD	06/17/15	126,198	(15)
	USD/INR	06/17/15	174,340	(455)
	USD/JPY	06/17/15	3,257,697	(29,565)
	USD/NZD	06/17/15	2,151,980	(32,857)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc. (continued)	USD/RUB	06/17/15	$858,198	$(74,928)
	USD/SEK	06/17/15	34,877	(59)
	USD/TRY	06/17/15	2,244,703	(23,201)
	ZAR/USD	06/17/15	$387,492	$(665)

TOTAL				$(196,841)

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	39	April 2015	$4,101,638	$(23,053)
BIST 30 Index	(116)	April 2015	(439,098)	(915)
CAC 40 Index	76	April 2015	4,115,369	15,171
DAX Index	12	June 2015	3,874,287	16,964
DJIA Mini-e-CBOT	39	June 2015	3,452,085	27,036
FTSE 100 Index	47	June 2015	4,690,051	(50,574)
FTSE/JSE Top 40 Index	40	June 2015	1,529,920	(2,367)
FTSE/MIB Index	30	June 2015	3,680,258	24,316
Hang Seng Index	32	April 2015	5,149,001	102,487
H-Shares Index	20	April 2015	1,598,292	49,308
IBEX 35 Index	31	April 2015	3,830,033	111,437
KOSPI 200 Index	9	June 2015	1,044,842	(1,675)
MSCI Taiwan Index	44	April 2015	1,553,200	(33,198)
NASDAQ 100 E-mini Index	33	June 2015	2,857,470	18,428
Nikkei 225 Index	14	June 2015	2,242,381	40,963
OMX Stockholm 30 Index	232	April 2015	4,466,434	34,750
Russell 2000 Mini Index	23	June 2015	2,872,470	85,044
S&P 500 E-mini Index	48	June 2015	4,945,920	52,635
S&P/TSX 60 Index	34	June 2015	4,645,723	15,680
SET50 Index	(51)	June 2015	(309,103)	(122)
SGX S&P CNX Nifty Index	72	April 2015	1,229,616	(19,596)
SPI 200 Index	43	June 2015	4,819,302	14,854
TSE TOPIX Index	32	June 2015	4,118,231	3,162

TOTAL				$480,735

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	161,710	06/17/16	0.250%	6 month EURIBOR	$14,858	$286,717
	GBP	120,990	06/17/16	0.750	6 Month LIBOR	(175,730)	161,803
	SEK	888,860	06/17/16	0.250	3 month STIBOR	(20,147)	404,295
		$181,040	06/17/16	0.850	3 Month LIBOR	302,264	179,392
	EUR	44,000	06/17/17	6 Month EURIBOR	0.250%	10,839	(165,915)
	GBP	25,110	06/17/17	6 Month LIBOR	1.000	90,830	(124,719)
	JPY	7,847,880	06/17/17	6 Month LIBOR	0.250	12,716	(114,636)
		$30,260	06/17/17	1.250	3 Month LIBOR	171,333	15,138
	CAD	3,730	06/17/25	2.000	3 Month BA	(14,354)	50,733
	CHF	2,320	06/17/25	0.500	6 Month LIBOR	(10,233)	83,666
	EUR	1,330	06/17/25	1.000	6 Month EURIBOR	(4,405)	64,721
	GBP	6,130	06/17/25	6 Month LIBOR	2.000	(253,744)	—
	JPY	459,430	06/17/25	0.750	6 Month LIBOR	(9,600)	64,619
	SEK	32,060	06/17/25	1.250	3 month STIBOR	(16,758)	104,988
		$10,440	06/17/25	3 Month LIBOR	2.500	(390,370)	—
	EUR	2,910	06/17/45	1.250	6 Month EURIBOR	(392,869)	774,897
	GBP	5,160	06/17/45	2.500	6 Month LIBOR	(29,927)	960,232
	JPY	409,640	06/17/45	1.500	6 Month LIBOR	(11,492)	123,115
		$2,200	06/17/45	3.000	3 Month LIBOR	185,283	98,531

TOTAL						$(541,506)	$2,967,577

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2015.

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$81,675,741

Gross unrealized gain	1,614,306
Gross unrealized loss	(158,250)

Net unrealized security gain	$1,456,056

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Australia – 12.0%
623,012	Charter Hall Group (REIT) (Diversified)	$ 2,412,249
1,109,243	Dexus Property Group (REIT) (Diversified)	6,385,994
2,605,470	GPT Group (REIT) (Diversified)	9,049,719
1,050,815	Mirvac Group (REIT) (Diversified)	1,604,504
2,612,733	Scentre Group (REIT) (Retail)	7,422,349
2,953,833	Stockland (REIT) (Diversified)	10,092,026
1,561,400	Westfield Corp. Trust (REIT) (Retail)	11,315,646

		48,282,487

Canada – 6.4%
92,507	Allied Properties Real Estate Investment Trust (REIT) (Office)	2,941,994
176,578	Artis Real Estate Investment Trust (REIT) (Retail)	2,088,460
126,050	Calloway Real Estate Investment Trust (REIT) (Retail)	2,896,100
94,094	Canadian Apartment Properties Real Estate Investment Trust (REIT) (Residential)	2,169,314
64,091	Canadian Real Estate Investment Trust (REIT) (Diversified)	2,353,537
41,377	Dream Office Real Estate Investment Trust (REIT) (Office)	860,830
48,296	Granite Real Estate Investment Trust (REIT) (Industrial)	1,696,108
213,617	H&R Real Estate Investment Trust (REIT) (Diversified)	3,934,850
198,785	InnVest Real Estate Investment Trust (REIT) (Hotels)	905,601
257,980	RioCan Real Estate Investment Trust (REIT) (Retail)	5,900,818

		25,747,612

China – 0.6%
953,400	China Vanke Co. Ltd. Class H (Residential)*	2,259,517

Finland – 0.7%
862,889	Citycon OYJ (Retail)*	2,800,472

France – 10.5%
48,196	Fonciere Des Regions (REIT) (Diversified)	4,765,480
317,769	Klepierre (REIT) (Retail)	15,604,408
80,715	Unibail-Rodamco SE (REIT) (Retail)	21,795,968

		42,165,856

Germany – 2.6%
409,184	Deutsche Wohnen AG (Residential)	10,465,596

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 14.9%
4,078,000	Fortune Real Estate Investment Trust (REIT) (Retail)	$ 4,331,882
523,050	Henderson Land Development Co. Ltd. (Diversified)	3,674,460
1,520,700	Hongkong Land Holdings Ltd. (Office)	11,481,285
2,426,500	Kerry Properties Ltd. (Diversified)	8,422,997
6,492,300	Mapletree Greater China Commercial Trust (REIT) (Retail)	4,919,326
2,137,026	Sino Land Co. Ltd. (Diversified)	3,484,705
1,232,475	Sun Hung Kai Properties Ltd. (Diversified)	19,004,136
395,500	The Link REIT (REIT) (Retail)	2,439,912
390,000	Wheelock & Co. Ltd. (Diversified)	1,992,932

		59,751,635

India – 1.5%
5,010,100	Ascendas India Trust (Office)	3,285,670
403,276	Sobha Ltd. (Residential)	2,589,542

		5,875,212

Indonesia – 0.4%
12,983,400	PT Summarecon Agung Tbk (Diversified)	1,705,889

Japan – 26.2%
1,429	Advance Residence Investment Corp. (REIT) (Residential)	3,427,819
1,140	Comforia Residential REIT, Inc. (REIT) (Residential)	2,485,308
334,800	Daibiru Corp. (Office)	3,455,283
2,035	Invesco Office J-Reit, Inc. (REIT) (Office)	1,995,617
11,605	Invincible Investment Corp. (REIT) (Diversified)	5,942,281
2,373	Japan Excellent, Inc. (REIT) (Office)	3,096,880
3,439	Japan Retail Fund Investment Corp. (REIT) (Retail)	6,833,575
1,286,000	Mitsubishi Estate Co. Ltd. (Diversified)	29,824,869
684,000	Mitsui Fudosan Co. Ltd. (Office)	20,087,722
2,340	Nomura Real Estate Office Fund, Inc. (REIT) (Office)	11,365,647
110,800	Sekisui House Ltd. (Residential)	1,608,820
278,000	Sumitomo Realty & Development Co. Ltd. (Office)	10,008,381
1,154	Top REIT, Inc. (REIT) (Diversified)	4,803,067

		104,935,269

Netherlands – 1.1%
66,099	Wereldhave NV (REIT) (Diversified)	4,441,666

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – 0.6%
223,661	Entra ASA (Office)*(a)	$ 2,325,261

Singapore – 3.4%
1,045,200	City Developments Ltd. (Diversified)	7,660,987
3,221,600	Global Logistic Properties Ltd. (Industrial)	6,217,992

		13,878,979

Spain – 1.2%
344,716	Merlin Properties Socimi SA (REIT) (Diversified)*	4,699,917

Sweden – 1.1%
313,481	Hufvudstaden AB Class A (Diversified)	4,298,769

Switzerland – 1.9%
80,566	PSP Swiss Property AG (Registered) (Office)*	7,593,169

Taiwan – 0.4%
834,500	Chong Hong Construction Co. (Residential)	1,689,273

United Kingdom – 12.9%
634,807	Big Yellow Group PLC (REIT) (Industrial)	6,098,836
907,366	British Land Co. PLC (REIT) (Diversified)	11,183,187
167,645	Derwent London PLC (REIT) (Office)	8,495,918
1,022,642	Hammerson PLC (REIT) (Retail)	10,071,146
345,957	Helical Bar PLC (Diversified)	2,023,262
390,074	Kennedy Wilson Europe Real Estate PLC (Other)	6,359,207
2,271,160	Quintain Estates & Development PLC (Diversified)*	3,183,741
485,610	Unite Group PLC (Residential)	4,217,672

		51,632,969

TOTAL INVESTMENTS – 98.4%		$394,549,548

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		6,509,645

NET ASSETS – 100.0%		$401,059,193

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,325,261, which represents approximately 0.6% of net assets as of March 31, 2015.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$381,112,462

Gross unrealized gain	43,578,552
Gross unrealized loss	(30,141,466)

Net unrealized security gain	$13,437,086

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Commercial – 28.4%
105,672	Alexandria Real Estate Equities, Inc. (REIT)	$ 10,360,083
241,441	Boston Properties, Inc. (REIT)	33,917,632
373,197	Corporate Office Properties Trust (REIT)	10,964,528
154,495	CyrusOne, Inc. (REIT)	4,807,884
319,691	DCT Industrial Trust, Inc. (REIT)	11,080,490
913,596	Empire State Realty Trust, Inc. Class A (REIT)	17,184,741
315,011	Highwoods Properties, Inc. (REIT)	14,421,204
374,533	Liberty Property Trust (REIT)	13,370,828
78,252	Mack-Cali Realty Corp. (REIT)	1,508,698
815,278	Parkway Properties, Inc. (REIT)	14,145,073
310,998	Prologis, Inc. (REIT)	13,547,073
151,820	PS Business Parks, Inc. (REIT)	12,607,133
25,416	SL Green Realty Corp. (REIT)	3,262,906
103,665	Vornado Realty Trust (REIT)	11,610,480

		172,788,753

Health Care – 10.3%
140,451	HCP, Inc. (REIT)	6,068,888
105,003	Health Care REIT, Inc. (REIT)	8,123,032
170,548	National Health Investors, Inc. (REIT)	12,110,614
363,164	Physicians Realty Trust (REIT)	6,395,318
407,974	Ventas, Inc. (REIT)	29,790,261

		62,488,113

Leisure – 10.5%
632,316	Chesapeake Lodging Trust (REIT)	21,391,250
278,894	Hyatt Hotels Corp. Class A*	16,516,103
214,019	Pebblebrook Hotel Trust (REIT)	9,966,865
519,666	RLJ Lodging Trust (REIT)	16,270,742

		64,144,960

Multifamily – 15.4%
193,955	AvalonBay Communities, Inc. (REIT)	33,796,659
156,502	Equity Residential (REIT)	12,185,246
32,774	Essex Property Trust, Inc. (REIT)	7,534,742
278,895	Mid-America Apartment Communities, Inc. (REIT)	21,550,216
323,704	Post Properties, Inc. (REIT)	18,428,469

		93,495,332

Other – 4.5%
112,361	American Tower Corp. (REIT)	10,578,788
372,019	Kennedy Wilson Europe Real Estate PLC	6,064,864
140,065	RE/MAX Holdings, Inc. Class A	4,651,559
156,412	Toll Brothers, Inc.*	6,153,248

		27,448,459

Retail – 23.0%
448,772	Acadia Realty Trust (REIT)	15,653,167
782,508	Brixmor Property Group, Inc. (REIT)	20,775,588
229,752	CBL & Associates Properties, Inc. (REIT)	4,549,090
961,080	DDR Corp. (REIT)	17,895,310
329,724	Simon Property Group, Inc. (REIT)	64,507,203
197,789	The Macerich Co. (REIT)	16,679,546

		140,059,904

Shares	Description	Value
Common Stocks – (continued)
Self Storage – 7.4%
169,877	Public Storage (REIT)	$ 33,489,552
119,716	Sovran Self Storage, Inc. (REIT)	11,246,121

		44,735,673

TOTAL INVESTMENTS – 99.5%		$605,161,194

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		3,165,683

NET ASSETS – 100.0%		$608,326,877

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

JPMorgan Chase Bank, N.A.	USD/GBP	04/13/15	$6,342,516	$213,425

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

UBS AG	GBP/USD	04/13/15	$960,631	$(38,793)

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$435,323,421

Gross unrealized gain	172,350,528
Gross unrealized loss	(2,512,755)

Net unrealized security gain	$169,837,773

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Government Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commodity Index-Linked Structured Notes — The value of a commodity index-linked structured note is based on the price movements of a commodity index. The value of these notes will rise and fall in response to changes in the underlying commodity index. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These notes are subject to prepayment, credit and interest rate risks. These notes have an automatic redemption feature if the underlying index declines from the purchase date by the amount specified in the agreement. A Fund has the option to request prepayment from the issuer at any time. Interim payments received (paid) are recorded as net realized gains (losses), and at maturity, or when a structured note is sold, a Fund records a realized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions,

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

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March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2015:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$259,291,826	$—	$—
Investment Company	1,605,996,868	—	—
Total	$1,865,288,694	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$714,665	$—
Futures Contracts	6,991,869	—	—
Credit Default Swap Contracts	—	4,686	—
Total Return Swap Contracts	—	973,016	—
Total	$6,991,869	$1,692,367	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(965,085)	$—
Futures Contracts(b)	(1,289,719)	—	—
Total Return Swap Contracts(b)	—	(7,714,516)	—
Written Options Contracts	(6,866,731)	—	—
Total	$(8,156,450)	$(8,679,601)	$—

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$117,608,973	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	119,452,853	—	—
Asset-Backed Securities	—	212,836	—
Investment Company	507,144,024	—	—
Total	$626,596,877	$117,821,809	$—

Derivative Type
Assets(b)
Futures Contracts	$148,837	$—	$—
Interest Rate Swap Contracts	—	18,297	—
Total	$148,837	$18,297	$—
Liabilities(b)
Futures Contracts	$(592,268)	$—	$—
Interest Rate Swap Contracts	—	(1,602,721)	—
Total Return Swap Contracts	—	(61,893,029)	—
Total	$(592,268)	$(63,495,750)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$32,987,682	$—	$—
Commodity Index-Linked Structured Notes		3,990,000
Common Stock and/or Other Equity Investments(a)
Asia	—	45,140,868	—
Europe	4,713,271	31,776,242	—
North America	225,036,064	—	—
Investment Company	299,237,101	—	—
Total	$561,974,118	$80,907,110	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$544,782	$—
Futures Contracts	4,195,444	—	—
Credit Default Swap Contracts	—	163,433	—
Total	$4,195,444	$708,215	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(517,481)	$—
Futures Contracts	(527,731)	—	—
Total Return Swap Contracts	—	(1,050,505)	—
Total	$(527,731)	$(1,567,986)	$—

DYNAMIC COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$27,431,889	$—	$—

Derivative Type
Assets(b)
Total Return Swap Contracts	$—	$114,882	$—
Liabilities(b)
Total Return Swap Contracts	$—	$(1,288,456)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Commodity Index-Linked Structured Notes	$—	$7,983,056	$—
Investment Company	75,148,741	—	—
Total	$75,148,741	$7,983,056	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$845,217	$—
Futures Contracts	612,235	—	—
Interest Rate Swap Contracts	—	3,372,847	—
Total	$612,235	$4,218,064	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(196,841)	$—
Futures Contracts	(131,500)	—	—
Interest Rate Swap Contracts	—	(405,270)	—
Total	$(131,500)	$(602,111)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$190,095,774	$—
Australia and Oceania	—	48,282,487	—
Europe	—	130,423,675	—
North America	25,747,612	—	—
Total	$25,747,612	$368,801,936	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments
Europe	$—	$6,064,864	$—
North America	599,096,330	—	—
Total	$599,096,330	$6,064,864	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$213,425	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(38,793)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or investments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Funds (except for the Absolute Return Tracker Fund) are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the International Real Estate Securities Fund and the Real Estate Securities Fund’s ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Tax Risk — The Absolute Return Tracker, Commodity Strategy, Dynamic Allocation, Dynamic Commodity Strategy and Managed Futures Strategy Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. In 2011, the IRS suspended granting these PLRs. The IRS has issued such PLRs to the Absolute Return Tracker, Commodity Strategy and Dynamic Allocation Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries (currently, only the Absolute Return Tracker and Commodity Strategy Funds invest in subsidiaries). The Dynamic Commodity Strategy and Managed Futures Strategy Funds have not received PLRs, and are not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of PLRs, pending review of its position on this matter. The tax treatment of the Funds’ investments in a wholly owned subsidiary or commodity-linked instruments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS (which may be retroactive) to the extent it ultimately concludes that income derived there from is not “qualifying income” under Subchapter M of the Code; the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds could also be affected. In connection with its investment in the Subsidiary, the Dynamic Commodity Strategy Fund has obtained an opinion of counsel that its income from such investments should constitute “qualifying income.” However, should the IRS nevertheless successfully assert that the Fund’s income from such investment was not “qualifying income,” the Fund would likely fail to qualify as a registered investment company under the Code (i.e., to the extent that over 10% of the Fund’s gross income was derived from this investment), and would therefore become subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 29, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 29, 2015

*	Print the name and title of each signing officer under his or her signature.